Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM BANK CREDIT AND LOANS

		December 31,
	Interest %	2013	2012
Short-term bank credit	3.42-5%	$—	$181
		$—	$181